ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 2, 2023	Michelle Huynh T +1 617 235 4614 Michelle.huynh@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:     PIMCO Access Income Fund

          (File Nos. 333-_________, 811-23749) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, a shelf registration statement on Form N-2 (the “Registration Statement”).

A filing fee of $110.20 has been paid in connection with the filing of the Registration Statement.

Please direct any questions or comments regarding this filing to me at (617) 235-4614 or to Adam Schlichtmann at (617) 951-7114. Thank you for your attention in this matter.

Sincerely,

/s/ Michelle Huynh
Michelle Huynh
cc:	Wu-Kwan Kit, Esq.

Tim Bekkers, Esq.

David C. Sullivan, Esq.

Adam Schlichtmann, Esq.